Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
ActivePassive Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name	ActivePassive Core Bond ETF NAV
Account Value	$ 10,492	$ 9,804
ActivePassive Intermediate Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name	ActivePassive Intermediate Municipal Bond ETF NAV
Account Value	$ 10,245	9,806
ActivePassive International Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	ActivePassive International Equity ETF NAV
Account Value	$ 12,142	10,212
ActivePassive U.S. Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	ActivePassive U.S. Equity ETF NAV
Account Value	$ 14,078	11,078
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ActivePassive Core Bond ETF Market
Account Value	$ 10,512	9,820
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Total Return Bond Index
Account Value	$ 10,502	9,788
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ActivePassive Intermediate Municipal Bond ETF Market
Account Value	$ 10,261	9,807
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,507	9,904
Bloomberg Muni 1-10 Year Blend Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Muni 1-10 Year Blend Total Return Index
Account Value	$ 10,407	9,936
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ActivePassive International Equity ETF Market
Account Value	$ 12,150	10,216
S&P Global BMI TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global BMI TR
Account Value	$ 13,118	10,668
S&P Classic ADR Composite Index (USD) NTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Classic ADR Composite Index (USD) NTR
Account Value	$ 11,998	10,105
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ActivePassive U.S. Equity ETF Market
Account Value	$ 14,061	11,095
CRSP US Total Market Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Total Return Index
Account Value	$ 13,926	$ 11,037